OTHER NOTES TO THE ACCOUNTS - Stock Options Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Options shares	Dec. 31, 2019 USD ($) Options shares	Dec. 31, 2021 Options £ / shares shares
Share option activities
Number of share options outstanding in share-based payment arrangement at end of period | Options		4,582,000	4,519,000	4,472,000
Maximum number of share options available to grant | shares		4,704,000	4,947,000	5,997,000
Expense for share-based payments | $	$ 41	$ 26	$ 32
Minimum
Share option activities
Exercise price of outstanding share options				£ 6.50
Maximum
Share option activities
Exercise price of outstanding share options				£ 15.41